OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities

(in thousands of $)	2015	2014
Deferred gain on sale and leaseback	2,893	—
Other long term liabilities	5,647	—
	8,540	—